Fair value measurements - Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets:
Available for sale securities (short-term)	$ 0	$ 1,954
Investments in equity	53,720	46,804
Equity securities, FV-NI, cost	3,500
Fair value, recurring
Assets:
Available for sale securities (short-term)		1,954
Investments in equity	50,220	46,804
Total assets	50,220	48,758
Liabilities:
Total liabilities		2,411
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair value, recurring
Liabilities:
Derivative instruments		2,411
Level 1 | Fair value, recurring
Assets:
Available for sale securities (short-term)		1,954
Investments in equity	0	0
Total assets	0	1,954
Liabilities:
Total liabilities		0
Level 1 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair value, recurring
Liabilities:
Derivative instruments		0
Level 2 | Fair value, recurring
Assets:
Available for sale securities (short-term)		0
Investments in equity	0	0
Total assets	0	0
Liabilities:
Total liabilities		2,411
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative instruments		2,411
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair value, recurring
Liabilities:
Derivative instruments		2,411
Level 3 | Fair value, recurring
Assets:
Available for sale securities (short-term)		0
Investments in equity	0	0
Total assets	0	0
Liabilities:
Total liabilities		0
Level 3 | Fair value, nonrecurring
Assets:
Total assets	12,691,200	12,878,000
Level 3 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair value, recurring
Liabilities:
Derivative instruments		0
Investments Measured at Net Asset Value | Fair value, recurring
Assets:
Available for sale securities (short-term)		0
Investments in equity	50,220	46,804
Total assets	$ 50,220	46,804
Liabilities:
Total liabilities		0
Investments Measured at Net Asset Value | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair value, recurring
Liabilities:
Derivative instruments		$ 0